Derivative Liabilities	12 Months Ended
Mar. 31, 2012
Derivative Liabilities [Abstract]
Derivative Liabilities

Note 9. Derivative Liabilities

In accordance with current accounting guidance, certain of the Company’s outstanding warrants to purchase shares of common stock and embedded conversion features in convertible notes payable are treated as derivatives because these instruments have reset or ratchet provisions in the event the Company raises additional capital at a lower price, among other adjustments. As such, the fair value of these common stock purchase warrants and embedded conversion features were treated as derivative liabilities since their date of issuance or modification. Changes in fair value are recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives is higher at the subsequent balance sheet date, the Company will record a non-operating, non-cash charge. If the fair value of the derivatives is lower at the subsequent balance sheet date, the Company will record non-operating, non-cash income. As of March 31, 2012 and 2011 the Company had derivative warrant liabilities of $37,334 and $156,497, respectively.

During the year ended March 31, 2011, it was determined that the anti-dilution provisions contained in the warrants issued in connection with the private placement debentures in fiscal year 2010 were no longer afforded treatment as a derivative liability due to the equity financing in February 2010, thus the Company reclassified the derivative liability of $128,276 to additional paid-in capital.

During the years ended March 31, 2012 and 2011, the Company issued an aggregate of 10,289 and 36,371 warrants to purchase shares of the Company’s common stock, respectively, pursuant to the anti-dilution provisions contained in the warrant agreements which were previously issued to various placement agents in lieu of cash fees. On August 20, 2010, in connection with the August 2010 private placement closing, the exercise price of the warrants was reduced from $3.30 per share to $3.20 per share and the Company issued an additional 4,073 warrants. On February 4, 2011, in connection with the February 2011 private placement, the exercise price of the warrants was reduced from $3.20 per share to $2.81 per share and the Company issued an additional 18,657 warrants. On February 14, 2011, in connection with the February 2011 private placement, the exercise price of the warrants was reduced from $2.81 per share to $2.58 per share and the Company issued an additional 13,641 warrants. On February 22, February 28, and March 7, 2012, in connection with the February 2012 private placement, the Company issued an additional 6,721, 2,843 and 725 warrants respectively, and the exercise price of the warrants was reduced from $2.58 per share to $2.48 per share, $2.48 per share to $2.44 per share and $2.44 per share to $2.43 per share, respectively. Since the exercise price of the warrants is subject to additional adjustment in the event the Company issues dilutive equity securities, as described in the original warrant agreements, the warrants are accounted for as derivative liabilities.

During the years ended March 31, 2012 and 2011, the Company recognized aggregate gains of $119,163 and $49,590, respectively, due to the change in fair value of its derivative instruments. See Note 5 for the components of changes in derivative liabilities. The Company’s common stock purchase warrants do not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using Black-Scholes using the following assumptions:

	March 31, 2012	March 31, 2011
Expected dividends	—	—
Expected term (in years)	2.01 – 2.81	3.01 – 4.22
Risk-free interest rate	0.33% – 0.81%	0.64% – 1.79%
Expected volatility	124% – 132%	128% – 189%

Historical volatility was computed using daily pricing observations for recent periods that correspond to the remaining term of the warrants, which had an original term of five years from the date of issuance. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities with a maturity corresponding to the remaining term of the warrants.